Schedule II-Valuation And Qualify Accounts	12 Months Ended
Dec. 31, 2016
Valuation And Qualifying Accounts [Abstract]
Schedule II-Valuation And Qualifying Accounts

Great Lakes Dredge & Dock Corporation
Schedule II—Valuation and Qualifying Accounts
For the Years Ended December 31, 2016, 2015 and 2014
(In thousands)

		Additions
	Beginning Balance	Charged to costs and expenses	Charged to other accounts	Deductions	Ending balance
Description
Year ended December 31, 2014
Allowances deducted from assets to which they apply:
Allowances for doubtful accounts	$1,529	$100	$—	$(1,051)	$578
Valuation allowance for deferred tax assets	2,505	4,074			6,579
Total	$4,034	$4,174	$—	$(1,051)	$7,157

Year ended December 31, 2015
Allowances deducted from assets to which they apply:
Allowances for doubtful accounts	$578	$176	$—	$—	$754
Valuation allowance for deferred tax assets	6,579	270		(748)	6,101
Total	$7,157	$446	$—	$(748)	$6,855

Year ended December 31, 2016
Allowances deducted from assets to which they apply:
Allowances for doubtful accounts	$754	$389	$—	$(396)	$747
Valuation allowance for deferred tax assets	6,101	1,032			7,133
Total	$6,855	$1,421	$—	$(396)	$7,880